Administrative [Member] Investment Strategy - Administrative [Member] - Western Asset Institutional U.S. Treasury Obligations Money Market Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]
The fund is a money market fund that invests all of its assets in direct obligations of the U.S. Treasury and in repurchase agreements secured by these obligations. Direct obligations of the U.S. Treasury include U.S. Treasury bills, notes and bonds; STRIPS, which are individual interest and principal components of eligible Treasury notes and bonds that are traded as separate securities; and TIPS, which are inflation-protected securities issued by the U.S. Treasury, the principal of which increases with inflation and decreases with deflation, as measured by the Consumer Price Index. The fund may also hold cash for cash management and defensive purposes. Although the fund invests in U.S. government obligations, an investment in the fund is neither insured nor guaranteed by the U.S. government.
As noted above, the fund invests all of its assets in direct obligations of the U.S. Treasury and in repurchase agreements secured by U.S. Treasury obligations. Therefore, the fund meets the requirement under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), that a government money market fund invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash. In addition, the fund meets the requirement under Rule 35d-1 under the 1940 Act, that a fund that includes the term “U.S. Treasury obligations” in its name invest, under normal circumstances, at least 80% of its net assets in U.S. Treasury obligations and in repurchase agreements secured by U.S. Treasury obligations. “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
As a government money market fund, the fund tries to maintain a share price of $1.00. Pursuant to Rule 2a-7 under the 1940 Act, the fund must follow strict rules as to the quality, liquidity, diversification and maturity of its investments.